SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 4,068,006	$ 3,944,467	$ 4,140,367
Less: accumulated depreciation and amortization	(2,099,410)	(1,967,998)	(1,463,728)
Total property, plant, and equipment	1,968,596	1,976,469	2,676,639
Displays [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	312,146	312,146	312,146
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	772,891	720,657	505,436
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	2,050,792	1,991,953	1,925,385
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	221,175	209,029	141,682
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 711,002	710,682	680,718
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross			$ 575,000